Parametric Emerging Markets Fund

Parametric International Equity Fund

Supplement to Summary Prospectuses and Prospectus dated June 1, 2024

The following changes are effective July 1, 2024:

1. The portfolio management team for Parametric Emerging Markets Fund is as follows:

Paul W. Bouchey, CFA, Managing Director of Morgan Stanley and Global Head of Research at Parametric, has managed the Fund since May 2019.

Gregory J. Liebl, Executive Director of Morgan Stanley and Director, Investment Strategy at Parametric, has managed the Fund since July 1, 2024.

Jennifer Mihara, Managing Director of Morgan Stanley and Managing Director, Centralized Portfolio Management at Parametric, has managed the Fund since July 1, 2024.

Thomas C. Seto, Managing Director of Morgan Stanley and Head of Investment Management at Parametric, has managed the Fund since March 2007. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

Jennifer Sireklove, CFA, Managing Director of Morgan Stanley and Managing Director, Investment Strategy at Parametric, has managed the Fund since May 2019.

2. The portfolio management team for Parametric International Equity Fund is as follows:

Paul W. Bouchey, CFA, Managing Director of Morgan Stanley and Global Head of Research at Parametric, has managed the Fund since June 2014.

Gregory J. Liebl, Executive Director of Morgan Stanley and Director, Investment Strategy at Parametric, has managed the Fund since July 1, 2024.

Jennifer Mihara, Managing Director of Morgan Stanley and Managing Director, Centralized Portfolio Management at Parametric, has managed the Fund since July 1, 2024.

Thomas C. Seto, Managing Director of Morgan Stanley and Head of Investment Management at Parametric, has managed the Fund since its inception in April 2010. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

Jennifer Sireklove, CFA, Managing Director of Morgan Stanley and Managing Director, Investment Strategy at Parametric, has managed the Fund since May 2019.

3. The following replaces the tenth paragraph under “Management.” in “Management and Organization” in the Funds’ Prospectus:

The Funds are managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of each Fund’s portfolio. The members of the team are Paul W. Bouchey, CFA, Gregory J. Liebl, Jennifer Mihara, Thomas C. Seto and Jennifer Sireklove, CFA. Mr. Bouchey has managed Parametric Emerging Markets Fund since May 2019, and Parametric International Equity Fund since June 2014. He is currently a Managing Director of Morgan Stanley and Global Head of Research at Parametric since November 2019, and was previously Chief Investment Officer at Parametric for more than five years. Mr. Liebl has managed each Fund since July 1, 2024. He is an Executive Director of Morgan Stanley and Director of Investment Strategy at Parametric and has been an employee of Parametric for more than five years. Ms. Mihara has managed each Fund since July 1, 2024. She is currently a Managing Director of Morgan Stanley and has been a Managing Director (since June 2020) and previously Director, of Centralized Portfolio Management at Parametric for more than five years. Mr. Seto has managed Parametric Emerging Markets Fund since March 2007, and Parametric International Equity Fund since April 2010. He is currently a Managing Director of Morgan Stanley and Head of Investment Management at Parametric and was previously Director of Portfolio Management at Parametric for more than five years. Ms. Sireklove has managed each Fund since May 2019. She is currently a Managing Director of Morgan Stanley, has been a Managing Director, Investment Strategy at Parametric since May 2019 and has been an employee of Parametric for more than five years. Messrs. Bouchey, Liebl and Seto and Mmes. Mihara and Sireklove also manage other Eaton Vance funds and have been employees of the Eaton Vance organization for more than five years. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Funds after December 31, 2024.

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